ADDITIONAL FINANCIAL INFORMATION OF THE PARENT COMPANY (Condensed Statement of Cash Flows) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	$ (48.8)	$ 145.2	$ 261.1
Net cash provided by (used in) investing activities	(199.5)	(28.8)	(182.3)
Net cash provided by (used in) financing activities	17.4	117.2	(16.5)
Net increase(decrease) in cash and cash equivalents	(230.9)	233.6	62.3
Cash and cash equivalents at the beginning of year	390.0	200.0	156.7
Cash and cash equivalents at the end of year	183.4	390.0	200.0
Parent Company [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	(0.5)	(7.9)
Net cash provided by (used in) investing activities	(33.5)	69.2
Net cash provided by (used in) financing activities	38.5	(59.5)
Net increase(decrease) in cash and cash equivalents	4.5	1.8
Cash and cash equivalents at the beginning of year	2.5	0.7
Cash and cash equivalents at the end of year	$ 7.0	$ 2.5	$ 0.7